Derivative Financial Instruments [Text Block]	12 Months Ended
Mar. 31, 2013
Derivative Financial Instruments [Text Block]
21.	DERIVATIVE FINANCIAL INSTRUMENTS

The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks. Market risk is the possibility that future changes in market indices make the financial instruments less valuable. The MUFG Group is a party to derivative financial instruments, including swaps, forwards, options and other types of derivatives, dealing primarily with market risk associated with interest rates, foreign currencies, equity and commodity prices, and credit risk associated with counterparty’s nonperformance of transactions.

Credit risk is the possibility that a loss may result from a counterparty’s failure to perform according to the terms and conditions of the contract, which may exceed the value of underlying collateral. To reduce credit risk, the MUFG Group may require collateral or guarantees based on a case-by-case assessment of creditworthiness of each customer and evaluation of the instrument. The MUFG Group also uses master netting agreements in order to mitigate overall counterparty credit risk.

Trading Activities

The MUFG Group’s trading activities include dealing and customer accommodation activities. As part of its trading activities, the MUFG Group offers a variety of derivative financial instruments for managing interest rate and foreign exchange risk to its domestic and foreign corporate and financial institution customers. The MUFG Group also enters into other types of derivative transactions, including equity and credit-related contracts, for its own account.

Risk Management Activities

As part of the MUFG Group’s risk management activities, asset and liability management is viewed as one of the methods for the MUFG Group to manage its interest rate exposures on interest-bearing assets and liabilities. The MUFG Group uses certain derivative financial instruments in order to minimize significant unplanned fluctuations in earnings that are caused by interest rate volatility. For example, an increase or a decrease of interest income and interest expense on hedged variable rate assets and liabilities as a result of interest rate fluctuations are expected to substantially offset the variability in earnings by gains and losses on the derivative instruments that are linked to these hedged assets and liabilities.

The MUFG Group enters into interest rate swaps and other contracts primarily to manage the interest rate volatility of its loans, investment securities and deposit liabilities. Interest rate contracts, which are generally non-leveraged generic interest rate and basis swaps, options and futures, allow the MUFG Group to effectively manage its interest rate risk position. Option contracts primarily consist of caps, floors, swaptions and options on index futures. Futures contracts used for asset and liability management activities are primarily index futures providing for cash payments based upon the movement of an underlying rate index.

The MUFG Group enters into forward exchange contracts, currency swaps and other contracts in response to currency exposures resulting from on-balance sheet assets and liabilities denominated in foreign currencies in order to limit the net foreign exchange position by currency to an appropriate level.

Derivatives Designated as Hedges

The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC whose fiscal periods end on December 31.

Cash Flow Hedges

Hedging Strategies for Variable Rate Loans, Borrowings and Certificates of Deposit (“CDs”) and Other Time Deposits

UNBC engages in several types of cash flow hedging strategies related to forecasted future interest payments, with the hedged risk being the changes in cash flows attributable to changes in the designated benchmark rate (i.e., U.S. dollar LIBOR). In these strategies, the hedging instruments are matched with groups of similar variable rate instruments such that the reset tenor of the variable rate instruments and that of the hedging instrument are identical at inception. Cash flow hedging instruments currently being utilized include purchased caps and interest rate swaps. At December 31, 2012, the weighted average remaining life of the currently active cash flow hedges was approximately 1.2 years.

UNBC used purchased interest rate caps with a notional amount of ¥51.9 billion at December 31, 2012 to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate on LIBOR indexed borrowings. Payments received under the cap contract offset the increase in borrowing interest expense if the relevant LIBOR index rises above the cap’s strike rate.

UNBC used purchased interest rate caps with a notional amount of ¥216.5 billion at December 31, 2012 to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate component of forecasted issuances of short-term, fixed rate certificates of deposit. Net payments to be received under the cap contract offset increases in interest expense if the relevant LIBOR index rises above the cap’s strike rate.

UNBC used interest rate swaps with a notional amount of ¥458.9 billion at December 31, 2012 to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate on LIBOR indexed loans. Payments received (or paid) under the swap contract offset fluctuations in interest income on loans caused by changes in the relevant LIBOR index.

Hedging transactions are structured at inception so that the notional amounts of the hedging instruments are matched to an equal principal amount of loans, CDs, or borrowings, the index and repricing frequencies of the hedging instruments match those of the loans, CDs, or borrowings and the period in which the designated hedged cash flows occurs is equal to the term of the hedge instruments. As such, most of the ineffectiveness in the hedging relationship results from the mismatch between the timing of reset dates on the hedging instruments versus those of the loans, CDs, or borrowings.

For cash flow hedges, the effective portion of the gain or loss on the hedging instruments is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged cash flows are recognized in net interest income. Gains and losses representing hedge ineffectiveness are recognized in earnings in the period in which they arise. At December 31, 2012, UNBC expects to reclassify approximately ¥1.8 billion of income from accumulated other comprehensive income to net interest income during the twelve months ending December 31, 2013. This amount could differ from amounts actually realized due to changes in interest rates and the addition of other hedges subsequent to December 30, 2012.

Notional Amounts of Derivative Contracts

The following table summarizes the notional amounts of derivative contracts at March 31, 2012 and 2013:

	Notional amounts(1)
	2012	2013
	(in trillions)
Interest rate contracts	¥933.5	¥956.6
Foreign exchange contracts	128.0	155.2
Equity contracts	2.4	3.0
Commodity contracts	1.8	2.2
Credit derivatives	6.5	6.6
Others	1.2	1.9

Total	¥1,073.4	¥1,125.5

Note:

(1)	Includes both written and purchased position.

Impact of Derivatives on the Consolidated Balance Sheets

The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s consolidated balance sheets at March 31, 2012 and 2013:

	Fair value of derivative instruments
	March 31, 2012(1)(5)			March 31, 2013(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥9,064	¥—	¥9,064	¥11,214	¥2	¥11,216
Foreign exchange contracts	2,259	—	2,259	3,193	—	3,193
Equity contracts	58	—	58	104	—	104
Commodity contracts	122	—	122	73	—	73
Credit derivatives	55	—	55	62	—	62

Total derivative assets	¥11,558	¥—	¥11,558	¥14,646	¥2	¥14,648

Derivative liabilities:
Interest rate contracts	¥9,062	¥1	¥9,063	¥11,205	¥—	¥11,205
Foreign exchange contracts	2,458	—	2,458	3,429	—	3,429
Equity contracts	124	—	124	131	—	131
Commodity contracts	99	—	99	64	—	64
Credit derivatives	50	—	50	62	—	62
Others(6)	(83)	—	(83)	(24)	—	(24)

Total derivative liabilities	¥11,710	¥1	¥11,711	¥14,867	¥—	¥14,867

Notes:

(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by UNBC. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 29.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Impact of Derivatives and Hedged Items on the Consolidated Statements of Income and on Accumulated OCI

The following tables reflect more detailed information regarding the derivative-related impact on the accompanying consolidated statements of income by accounting designation for the fiscal years ended March 31, 2011, 2012 and 2013:

Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Fiscal year ended March 31, 2011:
Interest rate contracts	¥—	¥(27)	¥(27)
Foreign exchange contracts	80	—	80
Equity contracts	—	21	21
Commodity contracts	—	2	2
Credit derivatives	—	(6)	(6)
Others	—	7	7

Total	¥80	¥(3)	¥77

Fiscal year ended March 31, 2012:
Interest rate contracts	¥—	¥160	¥160
Foreign exchange contracts	(94)	—	(94)
Equity contracts	—	(47)	(47)
Commodity contracts	—	(1)	(1)
Credit derivatives	—	2	2
Others	(1)	(36)	(37)

Total	¥(95)	¥78	¥(17)

Fiscal year ended March 31, 2013:
Interest rate contracts	¥—	¥121	¥121
Foreign exchange contracts	(92)	—	(92)
Equity contracts	—	(138)	(138)
Commodity contracts	—	4	4
Credit derivatives	—	(11)	(11)
Others	(2)	(59)	(61)

Total	¥(94)	¥(83)	¥(177)

Gains and losses for derivatives designated as cash flow hedges

	For the fiscal year ended March 31,
	2011	2012	2013
	(in billions)
Gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)
Interest rate contracts	¥—	¥—	¥7

Total	¥—	¥—	¥7

Gains (losses) reclassified from Accumulated OCI into income (Effective portion)
Interest rate contracts(1)	¥6	¥(1)	¥1

Total	¥6	¥(1)	¥1

Gains (losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts	¥—	¥—	¥—

Total	¥—	¥—	¥—

Note:

(1)	Included in Interest income.

Embedded Derivatives

Features embedded in other non-derivative hybrid contracts are separated from the host contracts and measured at fair value when they are not clearly and closely related to the host contracts and meet the definition of a derivative. The change in the fair value of such an embedded derivative is recognized currently in earnings, unless it qualifies as a hedge. The fair value of the embedded derivative is presented in the accompanying consolidated balance sheets with the host contract. The MUFG Group accounts for credit-linked notes as host contracts with embedded derivatives and measures the entire contracts at fair value.

Credit Derivatives

The MUFG Group enters into credit derivatives to manage credit risk exposures, to facilitate client transactions, and for proprietary trading purpose, under which they provide counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. Types of these credit derivatives include primarily single name credit default swaps, index and basket credit default swaps and credit-linked notes. The MUFG Group will have to perform under a credit derivative if a credit event as defined under the contract occurs. Such credit events include bankruptcy, dissolution or insolvency of the referenced entity, default and restructuring of the obligations of the referenced entity. The MUFG Group’s counterparties are banks, broker-dealers, insurance and other financial institutions. The contractual or notional amounts of these credit derivatives represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions or from collateral held or pledged. The table below summarizes certain information regarding protection sold through credit default swaps and credit-linked notes as of March 31, 2012 and 2013:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2012:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥738,815	¥1,496,719	¥130,926	¥2,366,460	¥2,389
Non-investment grade	111,916	122,896	1,503	236,315	4,205
Not rated	15,692	10,390	—	26,082	(19)

Total	866,423	1,630,005	132,429	2,628,857	6,575

Index and basket credit default swaps held by BTMU:
Investment grade(2)	17,129	119,132	44,238	180,499	772
Non-investment grade	35,413	940	—	36,353	45
Not rated	7,824	—	—	7,824	(68)

Total	60,366	120,072	44,238	224,676	749
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	51,600	358,506	4,000	414,106	(4,025)
Non-investment grade	5,950	10,082	—	16,032	(161)
Not rated	—	12,251	—	12,251	838

Total	57,550	380,839	4,000	442,389	(3,348)

Total index and basket credit default swaps sold	117,916	500,911	48,238	667,065	(2,599)

Total credit default swaps sold	¥984,339	¥2,130,916	¥180,667	¥3,295,922	¥3,976

Credit-linked notes(3)	¥15,000	¥12,109	¥13,997	¥41,106	¥(32,514)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2013:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥488,834	¥1,775,720	¥102,613	¥2,367,167	¥(8,863)
Non-investment grade	75,959	164,215	13,793	253,967	9,275
Not rated	10,807	4,024	—	14,831	(73)

Total	575,600	1,943,959	116,406	2,635,965	339

Index and basket credit default swaps held by BTMU:
Investment grade(2)	34,479	47,599	116,173	198,251	600
Non-investment grade	—	940	—	940	—
Not rated	—	—	—	—	—

Total	34,479	48,539	116,173	199,191	600
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	7,680	367,814	9,000	384,494	(4,131)
Non-investment grade	7,203	2,284	—	9,487	(153)
Not rated	—	24,708	—	24,708	215

Total	14,883	394,806	9,000	418,689	(4,069)

Total index and basket credit default swaps sold	49,362	443,345	125,173	617,880	(3,469)

Total credit default swaps sold	¥624,962	¥2,387,304	¥241,579	¥3,253,845	¥(3,130)

Credit-linked notes(3)	¥7,500	¥1,505	¥4,517	¥13,522	¥(12,741)

Notes:

(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Fair value amounts shown represent the fair value of the hybrid instruments.

Single name credit default swaps—A credit default swap protects the buyer against the loss of principal on a bond or loan in case of a default by the issuer. The protection buyer pays a periodic premium over the life of the contracts and is protected for the period. As the seller of protection, the MUFG Group in turn will have to perform under a credit default swap if a credit event as defined under the contracts occurs. In order to provide an indication of the current payment/performance risk of the credit default swaps, the external credit ratings, primarily Moody’s and Standard & Poor’s (“S&P”) credit ratings, of the underlying reference entity of the credit default swaps are disclosed.

Index and basket credit default swaps—Index and basket credit default swaps are credit default swaps that reference multiple names through underlying baskets or portfolios of single name credit default swaps. Typically, in the event of a default on one of the underlying names, the MUFG Group, as the seller of protection, will have to pay a pro rata portion of the total notional amount of the credit default index or basket contract. In order to provide an indication of the current payment/performance risk of these credit default swaps, BTMU and MUSHD rating scale based upon the entity’s internal ratings, which generally correspond to ratings defined by primarily Moody’s and S&P, of the underlying reference entities comprising the basket or index were calculated and disclosed.

Credit-linked notes (“CLNs”)—The MUFG Group has invested in CLNs, which are hybrid instruments containing embedded derivatives, in which credit protection has been sold to the issuers of the notes. If there is a credit event of a reference entity underlying the CLN, the principal balance of the note may not be repaid in full to the MUFG Group. As part of its financing activities, MUSHD and other securities subsidiaries in Japan and overseas issue CLNs.

The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional amounts of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥2 billion and ¥2,535 billion, respectively, at March 31, 2012, and approximately ¥3 billion and ¥2,779 billion, respectively, at March 31, 2013.

Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.

Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features

Certain of the MUFG Group’s derivative instruments contain provisions that require the MUFG Group’s debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG Group’s debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position at March 31, 2012 and 2013 was approximately ¥3.6 trillion and ¥3.6 trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥612 billion and ¥579 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group’s debt falls below investment grade was ¥125 billion and ¥99 billion, respectively, as of March 31, 2012 and ¥116 billion and ¥23 billion, respectively, as of March 31, 2013.